Share Capital (Details) - Schedule of classes of share capital - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Share capital [Member]
Share Capital (Details) - Schedule of classes of share capital [Line Items]
Ordinary share, beginning balance
Ordinary share, ending balance	55
Series C share issuance
Group restructuring	49
PIPE share issuance	6
Transaction costs
Series C extension
Acquisition of subsidiary		[1]
Warrants exercised
Series D share issuance
Other share issuances
Share premium [Member]
Share Capital (Details) - Schedule of classes of share capital [Line Items]
Ordinary share, beginning balance	266,120		81,500
Ordinary share, ending balance	902,586		266,120
Series C share issuance			99,750
Group restructuring	70,086		(181,250)
PIPE share issuance	583,936
Transaction costs	(34,888)
Series C extension			25,250
Acquisition of subsidiary	5,365	[1]	8,999
Warrants exercised	11,967
Series D share issuance			231,634
Other share issuances			237
Merger reserve [Member]
Share Capital (Details) - Schedule of classes of share capital [Line Items]
Ordinary share, beginning balance	181,250
Ordinary share, ending balance	420,834		181,250
Series C share issuance
Group restructuring	174,236		181,250
PIPE share issuance
Transaction costs
Series C extension
Acquisition of subsidiary	65,348	[1]
Warrants exercised
Series D share issuance
Other share issuances

[1]	Prior to the Transaction, the merger relief section of the Companies Act 2006 required that the difference between the nominal value and issued value of the shares issued for the acquisitions of Drover, SFS and Cluno should be credited to the merger reserve in equity. After the Transaction, the Group prepares its financial statements in accordance with the requirements of the Companies Act (As Revised) of the Cayman Islands and the difference between the nominal value and issued value of the shares issued for the acquisition of Swipcar was credited to share premium.